INTEREST RATE SWAP DERIVATIVES (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 553,490	$ 6,235	$ 874,016	$ (220,571)	$ 157,613	$ (7,899)
Minimum
Derivatives, Fair Value [Line Items]
Notional Amount	24,967,299		24,967,299
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional Amount	$ 27,212,600		$ 27,212,600		27,346,400
Interest Rate Swap | Minimum
Derivatives, Fair Value [Line Items]
Notional Amount					$ 24,936,799
(LIBOR) | Interest Rate Swap | Minimum
Derivatives, Fair Value [Line Items]
Derivative, Fixed Interest Rate	4.05%		4.05%		4.05%	4.05%
(LIBOR) | Interest Rate Swap | Maximum
Derivatives, Fair Value [Line Items]
Derivative, Fixed Interest Rate	5.16%		5.16%		5.16%	4.34%